Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Preferred Stock
8. Preferred Stock
Series Seed Preferred Stock
In May 2019, the Company entered into a Series Seed Stock Purchase Agreement (the “Series Seed 1 and 2 Agreement”). Under this Series Seed 1 and 2 Agreement, the Company sold an aggregate of 4,000,000 shares of Series Seed Preferred Stock at a price of $1.00 per share. In addition, the Company was previously party to a Simple Agreement for Future Equity (the “SAFE”) with Atlas Venture Fund XI, L.P. (“Atlas”) whereby the Company received $2.0 million in exchange for granting Atlas the right to participate in a future equity financing. In conjunction with the execution of the Series Seed 1 and 2 Agreement, the SAFE converted into 2,000,000 additional shares of Series Seed Preferred Stock. Subsequently, the Company entered into a Series Seed 3 Preferred Stock Purchase Agreement (the “Series Seed 3 Agreement”) in August 2019 under which it sold 7,780,769 additional shares of Series Seed Preferred Stock at a price of $1.30 per share.
Under the Series Seed 1 and 2 Agreement and the Series Seed 3 Agreement, the Company received aggregate net cash proceeds of $13.9 million, after deducting offering expenses paid by the Company.
The Company assessed the terms and features of the Series Seed Preferred Stock and concluded that it should be classified outside of permanent equity in the condensed consolidated balance sheets, as the Series Seed Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event that is outside of the Company’s control. Accordingly, the Company has classified the Series Seed Preferred Stock within temporary equity in the condensed consolidated balance sheets. As of September 30, 2023, the Series Seed Preferred Stock is not being accreted to redemption as a deemed liquidation event is not considered to be probable. Further information on the rights, preferences and privileges of the Series Seed Preferred Stock is outlined below.

Series A Preferred Stock
In June 2020, the Company entered into the Series A Preferred Stock Purchase Agreement (the “Series A Agreement”). Under the Series A Agreement, the Company sold 18,191,965 shares at an initial closing in June 2020 and 2,232,143 shares at an additional closing in July 2020, both at a price of $2.24 per share. The Company received aggregate net cash proceeds of $45.5 million from these sales, after deducting offering expenses paid by the Company.
The Series A Agreement also included a right (the “Series A Tranche Right”) whereby investors would be obligated to purchase, and the Company obligated to sell, an additional 20,424,108 shares of Series A Preferred Stock at $2.24 per share upon the achievement of certain research and development milestones prior to December 31, 2021 (the “Series A Milestone Closing”). Investors could also elect to waive the conditions of the Series A Milestone Closing and purchase their allotment of additional shares at any time prior to the Series A Milestone Closing.
The Company assessed the terms and features of the Series A Preferred Stock and concluded that it should be classified outside of permanent equity in the condensed consolidated balance sheets, as the Series A Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event that is outside of the Company’s control. Accordingly, the Company has classified the Series A Preferred Stock within temporary equity in the condensed consolidated balance sheets. As of September 30, 2023, the Series A Preferred Stock is not being accreted to redemption as a deemed liquidation event is not considered to be probable. Further information on the rights, preferences and privileges of the Series A Preferred Stock is outlined below.
The Company also assessed the Series A Tranche Right and concluded that it met the definition of a freestanding financial instrument as it was both legally detachable and separately exercisable from the Series A Preferred Stock. In accordance with ASC Topic 480,
Distinguishing Liabilities from Equity
, the Series A Tranche Right was initially classified as a liability in the consolidated balance sheet since the underlying Series A Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event that is outside of the Company’s control.
The Company first allocated the Series A Preferred Stock proceeds to the Series A Tranche Right based upon its fair value at the date of issuance, and the remaining proceeds were allocated to the Series A Preferred Stock. The fair value of the Series A Tranche Right on the date of issuance was determined to be $11.1 million. As the Series A Tranche Right was classified as a liability, it was subsequently re-measured
at fair value at each reporting period.
In July 2021, the holders of the Series A Preferred Stock elected to waive the conditions of the Series A Milestone Closing and exercise the Series A Tranche Right. Accordingly, the holders purchased 20,424,108 additional shares of Series A Preferred Stock at a price of $2.24 per share. The Company received aggregate net cash proceeds of $45.7 million from this sale, after deducting offering expenses paid by the Company. The Company recognized a $13.5 million gain from the settlement of the Series A Tranche Right and subsequently extinguished the preferred stock tranche asset in conjunction with the issuance of the related Series A Preferred Stock.
Series B Preferred Stock
In November 2021, the Company entered into the Series B Preferred Stock Purchase Agreement (the “Series B Agreement”). Under the Series B Agreement, the Company initially sold 17,289,273 shares of Series
B-1
Preferred Stock at a price of $2.61 per share. The Series B Agreement also contemplated the issuance of Series
B-2
Preferred Stock, as outlined further below. The Series
B-1
Preferred Stock and the Series
B-2
Preferred Stock are collectively referred to as the “Series B Preferred Stock” unless specifically noted.
The Series B Agreement also included a right (the “Series B Tranche Right”) whereby investors would be obligated to purchase, and the Company obligated to sell, 16,232,013 shares of Series
B-2
Preferred Stock at

$2.78 per share upon the achievement of a certain research and development milestone (the “Series B Milestone Closing”). Investors could also elect to waive the conditions of the Series B Milestone Closing and purchase their allotment of Series
B-2
Preferred Stock at any time prior to the Series B Milestone Closing.
In December 2021, the Company subsequently amended the Series B Agreement (the “Series B Agreement Amendment”) to include two additional investors. Under the Series B Agreement Amendment, the Company sold an additional 4,932,950 shares of Series
B-1
Preferred Stock at a price of $2.61 per share. Additionally, one investor elected to waive the conditions of the Series B Milestone Closing and purchase 4,496,403 shares of Series
B-2
Preferred Stock at a price of $2.78 per share. The other investor included in the Series B Agreement Amendment maintained the Series B Tranche Right to purchase 134,892 shares of Series
B-2
Preferred Stock.
In total during November and December 2021, the Company received aggregate net cash proceeds of $57.7 million from the sale of Series
B-1
Preferred Stock and $12.5 million from the sale of Series
B-2
Preferred Stock, after deducting offering expenses paid by the Company.
The Company also assessed the Series B Tranche Right and concluded that, while separately exercisable, it was not legally detachable from the Series B Preferred Stock. Accordingly, the Company concluded that the Series B Tranche Right did not meet the definition of a freestanding financial instrument and was instead an embedded feature of the Series B Preferred Stock.
In March 2023, the holders of the Series B Preferred Stock elected to waive the conditions of the Series B Milestone Closing and exercise the Series B Tranche Right. Accordingly, the holders purchased 16,366,905 shares of Series
B-2
Preferred Stock at a price of $2.78 per share. The Company received aggregate net cash proceeds of $45.5 million from this sale, after deducting offering expenses paid by the Company.
The Company assessed the terms and features of the Series B Preferred Stock and concluded that it should be classified outside of permanent equity in the condensed consolidated balance sheets, as the Series B Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event that is outside of the Company’s control. Accordingly, the Company has classified the Series B Preferred Stock within temporary equity in the condensed consolidated balance sheets. As of September 30, 2023, the Series B Preferred Stock is not being accreted to redemption as a deemed liquidation event is not considered to be probable. Further information on the rights, preferences and privileges of the Series B Preferred Stock is outlined below.
Rights, Preferences and Privileges of Preferred Stock
The rights, preferences and privileges of the Series Seed Preferred Stock, the Series A Preferred Stock, the Series
B-1
Preferred Stock and the Series
B-2
Preferred Stock are as follows. In the discussion below, the Series Seed Preferred Stock and the Series A Preferred Stock, Series
B-1
Preferred Stock and the Series
B-2
Preferred Stock are collectively referred to as the “Preferred Stock” unless specifically noted.
Conversion
Each share of Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable
shares of common stock as is determined by dividing the original issuance price by the conversion price in effect at the time of conversion. The original conversion price of the Series Seed 1 Preferred Stock and Series Seed 2 Preferred Stock is $1.00, the original conversion price of the Series Seed 3 Preferred Stock is $1.30, the original conversion price of the Series A Preferred Stock is $2.24, the original conversion price of the Series
B-1
Preferred Stock is $2.61 and the original conversion price of the Series
B-2
Preferred Stock is $2.78. Shares of preferred stock are subject to adjustments to reflect the issuance of common stock, options, warrants, or other rights to subscribe for or to purchase common stock for a consideration per share, less than the conversion price then in effect and subsequent stock dividends, stock splits, combinations, or recapitalizations.

The Preferred Stock is subject to mandatory conversion upon the closing of a sale of common stock to the public at a price of at least $5.56 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination or other similar recapitalization) in a firm-commitment underwritten public offering resulting in at least $75.0 million of gross proceeds to the Company. The Preferred Stock is also subject to mandatory conversion upon the vote or written consent of the holders of at least 66% of the then-outstanding shares of Preferred Stock, voting as a single class on an as-converted
to common stock basis.
Dividends
The holders of Preferred Stock, in preference to common stockholders, are entitled to receive, when, as and if declared by the Company’s Board of Directors, dividends at a rate of 8% annually. Dividends on Preferred Stock are non-cumulative
and are payable only when and if declared by the Company’s Board of Directors. The holders of Preferred Stock are entitled to participate in dividends on common stock on an as-converted
basis when and if declared by the Company’s Board of Directors. Since the Company’s inception, no dividends have been declared.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation event of the Company, the holders of shares of Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of common stock, an amount equal to the original issue price per share plus any dividends declared but unpaid thereon. For clarity, the original issue price of the Series Seed 1 Preferred Stock and Series Seed 2 Preferred Stock was $1.00 per share, the original issue price of the Series Seed 3 Preferred Stock was $1.30 per share, the original issue price of the Series A Preferred Stock was $2.24 per share, the original issue price of the Series
B-1
Preferred Stock was $2.61 per share and the original issue price of the Series
B-2
Preferred Stock was $2.78 per share.
If upon any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation event of the Company, the assets of the Company available for distribution are insufficient to pay the holders of Preferred Stock the full amount to which they are entitled, the holders of shares of Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
Redemption
The Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event, which includes a merger or a sale of substantially all of the assets of the Company. As of September 30, 2023, a deemed liquidation event is not considered to be probable.
Voting Rights
The holders of Preferred Stock are entitled to vote based on the number of common shares that their preferred shares convert into on as-converted
basis at the time of such vote. Except in specific circumstances, holders of Preferred Stock shall vote as a single class with the common stockholders.
The holders of record of the shares of the Series Seed Preferred Stock, voting exclusively and as a separate class on an as-converted
to common stock basis, are entitled to elect two members to the Company’s Board of Directors. The holders of record of the shares of the Series A Preferred Stock, voting exclusively and as a separate class on an as-converted
to common stock basis, are entitled to elect two members to the Company’s Board of Directors. The holders of record of the shares of the Series B Preferred Stock, voting exclusively and as a separate class on an as-converted
to common stock basis, are entitled to elect two members to the Company’s Board of Directors.

Conversion of Preferred Stock
Pursuant to the terms of the Merger Agreement, immediately prior to closing of the Merger, each share of Preferred Stock issued and outstanding immediately prior to the Closing of the Merger was converted into shares of the Company’s common stock, and then exchanged in the Merger for shares of Frequency common stock using an exchange ratio of
0.049688
. The conversion was approved by greater than 66% of the then-outstanding shares of Preferred Stock, voting as a single class on an as-converted
to common stock basis.

10. Preferred Stock
Series Seed Preferred Stock
In May 2019, the Company entered into a Series Seed Stock Purchase Agreement (the “Series Seed 1 and 2 Agreement”). Under this Series Seed 1 and 2 Agreement, the Company sold an aggregate of 4,000,000 shares of Series Seed Preferred Stock at a price of $1.00 per share. In addition, the Company was previously party to a Simple Agreement for Future Equity (the “SAFE”) with Atlas Venture Fund XI, L.P. (“Atlas”) whereby the Company received $2.0 million in exchange for granting Atlas the right to participate in a future equity financing. In conjunction with the execution of the Series Seed 1 and 2 Agreement, the SAFE converted into 2,000,000 additional shares of Series Seed Preferred Stock. Subsequently, the Company entered into a Series Seed 3 Preferred Stock Purchase Agreement (the “Series Seed 3 Agreement”) in August 2019 under which it sold 7,780,769 additional shares of Series Seed Preferred Stock at a price of $1.30 per share.
Under the Series Seed 1 and 2 Agreement and the Series Seed 3 Agreement, the Company received aggregate net cash proceeds of $13.9 million, after deducting offering expenses paid by the Company.
The Company assessed the terms and features of the Series Seed Preferred Stock and concluded that it should be classified outside of permanent equity in the consolidated balance sheets, as the Series Seed Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event that is outside of the Company’s control. Accordingly, the Company has classified the Series Seed Preferred Stock within temporary equity in the consolidated balance sheets. As of December 31, 2022, the Series Seed Preferred Stock is not being accreted to redemption as a deemed liquidation event is not considered to be probable. Further information on the rights, preferences and privileges of the Series Seed Preferred Stock is outlined below.
Series A Preferred Stock
In June 2020, the Company entered into the Series A Agreement. Under the Series A Agreement, the Company sold 18,191,965 shares at an initial closing in June 2020 and 2,232,143 shares at an additional closing in July 2020, both at a price of $2.24 per share. The Company received aggregate net cash proceeds of $45.5 million from these sales, after deducting offering expenses paid by the Company.
As outlined within Note 3, “Fair Value Measurements”, the Series A Agreement also included the Series A Tranche Right whereby investors would be obligated to purchase, and the Company obligated to sell, an additional 20,424,108 shares of Series A Preferred Stock at $2.24 per share upon the achievement of certain research and development milestones prior to December 31, 2021 (the “Series A Milestone Closing”). Investors could also elect to waive the conditions of the Series A Milestone Closing and purchase their allotment of additional shares at any time prior to the Series A Milestone Closing.

The Company assessed the terms and features of the Series A Preferred Stock and concluded that it should be classified outside of permanent equity in the consolidated balance sheets, as the Series A Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event that is outside of the Company’s control. Accordingly, the Company has classified the Series A Preferred Stock within temporary equity in the consolidated balance sheets. As of December 31, 2022, the Series A Preferred Stock is not being accreted to redemption as a deemed liquidation event is not considered to be probable. Further information on the rights, preferences and privileges of the Series A Preferred Stock is outlined below.
The Company also assessed the Series A Tranche Right and concluded that it met the definition of a freestanding financial instrument as it was both legally detachable and separately exercisable from the Series A Preferred Stock. In accordance with ASC 480, the Series A Tranche Right was initially classified as a liability in the consolidated balance sheet because the underlying Series A Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event that is outside of the Company’s control.
The Company first allocated the Series A Preferred Stock proceeds to the Series A Tranche Right based upon its fair value at the date of issuance, and the remaining proceeds were allocated to the Series A Preferred Stock. The fair value of the Series A Tranche Right on the date of issuance was determined to be $11.1 million using a probability-weighted present value model that considered the probability of triggering the Series A Tranche Right through the achievement of the certain research and development milestones outlined in the Series A Agreement. The Company converted the future values to their present values using a discount rate it considered to be appropriate for probability-adjusted cash flows. As the Series A Tranche Right was classified as a liability, it was subsequently re-measured
at fair value at each reporting period.
In July 2021, the holders of the Series A Preferred Stock elected to waive the conditions of the Series A Milestone Closing and exercise the Series A Tranche Right. Accordingly, the holders purchased 20,424,108 additional shares of Series A Preferred Stock at a price of $2.24 per share. The Company received aggregate net cash proceeds of $45.7 million from this sale, after deducting offering expenses paid by the Company.
As detailed further within Note 3, “Fair Value Measurements”, the preferred stock tranche liability was measured at fair value contemporaneously with the exercise of the Series A Tranche Right. Based upon this valuation, the Company determined that a preferred stock tranche asset existed due to the fair value of the Series A Preferred Stock being $2.12, an amount less than the contractual purchase price. As a result of the change in the fair value of the preferred stock tranche asset, the Company recognized a $13.5 million gain in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021. The preferred stock tranche asset was then extinguished in conjunction with the issuance of the related Series A Preferred Stock.
Series B Preferred Stock
In November 2021, the Company entered into the Series B Preferred Stock Purchase Agreement (the “Series B Agreement”). Under the Series B Agreement, the Company initially sold 17,289,273 shares of Series
B-1
Preferred Stock at a price of $2.61 per share. The Series B Agreement also contemplates the issuance of Series
B-2
Preferred Stock, as outlined further below. The Series
B-1
Preferred Stock and the Series
B-2
Preferred Stock are collectively referred to as the “Series B Preferred Stock” unless specifically noted.
The Series B Agreement also includes a right (the “Series B Tranche Right”) whereby investors would be obligated to purchase, and the Company obligated to sell, 16,232,013 shares of Series
B-2
Preferred Stock at $2.78 per share upon the achievement of a certain research and development milestone (the “Series B Milestone Closing”). Investors can also elect to waive the conditions of the Series B Milestone Closing and purchase their allotment of Series
B-2
Preferred Stock at any time prior to the Series B Milestone Closing.
In December 2021, the Company subsequently amended the Series B Agreement (the “Series B Agreement Amendment”) to include two additional investors. Under the Series B Agreement Amendment, the Company

sold an additional 4,932,950 shares of Series
B-1
Preferred Stock at a price of $2.61 per share. Additionally, one investor elected to waive the conditions of the Series B Milestone Closing and purchase 4,496,403 shares of Series
B-2
Preferred Stock at a price of $2.78 per share. The other investor included in the Series B Agreement Amendment maintains the Series B Tranche Right to purchase 134,892 shares of Series
B-2
Preferred Stock.
In total, the Company received aggregate net cash proceeds of $57.7 million from the sale of Series
B-1
Preferred Stock and $12.5 million from the sale of Series
B-2
Preferred Stock, after deducting offering expenses paid by the Company.
The Company assessed the terms and features of the Series B Preferred Stock and concluded that it should be classified outside of permanent equity in the consolidated balance sheets, as the Series B Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event that is outside of the Company’s control. Accordingly, the Company has classified the Series B Preferred Stock within temporary equity in the consolidated balance sheets. As of December 31, 2022, the Series B Preferred Stock is not being accreted to redemption as a deemed liquidation event is not considered to be probable. Further information on the rights, preferences and privileges of the Series B Preferred Stock is outlined below.
The Company also assessed the Series B Tranche Right and concluded that, while separately exercisable, it is not legally detachable from the Series B Preferred Stock. Accordingly, the Company concluded that the Series B Tranche Right does not meet the definition of a freestanding financial instrument and is instead an embedded feature of the Series B Preferred Stock.
Rights, Preferences and Privileges of Preferred Stock
The rights, preferences and privileges of the Series Seed Preferred Stock, the Series A Preferred Stock, the Series
B-1
Preferred Stock and the Series
B-2
Preferred Stock are as follows. In the discussion below, the Series Seed Preferred Stock and the Series A Preferred Stock, Series
B-1
Preferred Stock and the Series
B-2
Preferred Stock are collectively referred to as the “Preferred Stock” unless specifically noted.
Conversion
Each share of Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable
shares of common stock as is determined by dividing the original issuance price by the conversion price in effect at the time of conversion. The original conversion price of the Series Seed 1 Preferred Stock and Series Seed 2 Preferred Stock is $1.00, the original conversion price of the Series Seed 3 Preferred Stock is $1.30, the original conversion price of the Series A Preferred Stock is $2.24, the original conversion price of the Series
B-1
Preferred Stock is $2.61 and the original conversion price of the Series
B-2
Preferred Stock is $2.78. Shares of preferred stock are subject to adjustments to reflect the issuance of common stock, options, warrants, or other rights to subscribe for or to purchase common stock for a consideration per share, less than the conversion price then in effect and subsequent stock dividends, stock splits, combinations, or recapitalizations.
The Preferred Stock is subject to mandatory conversion upon the closing of a sale of common stock to the public at a price of at least $5.56 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination or other similar recapitalization) in a firm-commitment underwritten public offering resulting in at least $75.0 million of gross proceeds to the Company. The Preferred Stock is also subject to mandatory conversion upon the vote or written consent of the holders of at least 66% of the then-outstanding shares of Preferred Stock, voting as a single class on an as-converted
to common stock basis.
Dividends
The holders of Preferred Stock, in preference to common stockholders, are entitled to receive, when, as and if declared by the Company’s Board of Directors, dividends at a rate of 8% annually. Dividends on Preferred Stock are
non-cumulative
and are payable only when and if declared by the Company’s Board of Directors. The holders of Preferred Stock are entitled to participate in dividends on common stock on an as-converted
basis when and if declared by the Company’s Board of Directors. Since the Company’s inception, no dividends have been declared.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation event of the Company, the holders of shares of Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of common stock, an amount equal to the original issue price per share plus any dividends declared but unpaid thereon. For clarity, the original issue price of the Series Seed 1 Preferred Stock and Series Seed 2 Preferred Stock was $1.00 per share, the original issue price of the Series Seed 3 Preferred Stock was $1.30 per share, the original issue price of the Series A Preferred Stock was $2.24 per share, the original issue price of the Series
B-1
Preferred Stock was $2.61 per share and the original issue price of the Series
B-2
Preferred Stock was $2.78 per share.
If upon any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation event of the Company, the assets of the Company available for distribution are insufficient to pay the holders of Preferred Stock the full amount to which they are entitled, the holders of shares of Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts that would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
Redemption
The Preferred Stock is contingently redeemable upon the occurrence of a deemed liquidation event, which includes a merger or a sale of substantially all of the assets of the Company. As of December 31, 2022, a deemed liquidation event is not considered to be probable.
Voting Rights
The holders of Preferred Stock are entitled to vote based on the number of common shares that their preferred shares convert into on as-converted
basis at the time of such vote. Except in specific circumstances, holders of Preferred Stock shall vote as a single class with the common stockholders.
The holders of record of the shares of the Series Seed Preferred Stock, voting exclusively and as a separate class on an as-converted
to common stock basis, are entitled to elect two members to the Company’s Board of Directors. The holders of record of the shares of the Series A Preferred Stock, voting exclusively and as a separate class on an as-converted
to common stock basis, are entitled to elect two members to the Company’s Board of Directors. The holders of record of the shares of the Series B Preferred Stock, voting exclusively and as a separate class on an as-converted
to common stock basis, are entitled to elect two members to the Company’s Board of Directors.